Reporting And Accounting Policies Interest Capitalized (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Interest Capitalized [Abstract]
Capitalized Interest	$ 2.4	$ 1.3	$ 0.8